Taxation - Reconciliation of the beginning and ending amount of total unrecognized tax benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns
Beginning balance	¥ (28,575)	¥ (23,840)	¥ (11,910)
(Additions) deduction	(2,197)	(4,735)	(11,930)
Ending balance	¥ (30,772)	¥ (28,575)	¥ (23,840)